Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares
Weighted average shares outstanding, Diluted	4,878,345	29,550,000
Net (loss) income per ordinary share, Diluted	$ (0.44)	$ 0.23
Class B Ordinary Shares
Weighted average shares outstanding, Diluted	7,187,500	7,187,500
Net (loss) income per ordinary share, Diluted	$ (0.44)	$ 0.23